Stockholders' Equity - Schedule of Asset and Liabilities (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2006 Hawaii Biotech, Inc [Member]
Cash				$ 7,007,371
Due from Hawaii Biotech, Inc.				1,000,000
Prepaid expenses				14,279
Employee note receivable				288,576
Fixed assets, net of depreciation of $181,905				388,165
Other assets				606
Total assets	2,293,354	1,768,482	1,481,774	8,698,997
Accounts and accrued expenses payable				138,921
Due to Hawaii Biotech, Inc.				70,279
Equipment leases payable				181,203
Total liabilities	4,582,946	14,704,594	10,066,598	390,403
Net assets transferred				8,308,594
Depreciation on fixed asset	$ 19,619	$ 1,007,176	$ 1,001,554	$ 181,905